ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

A summary of the estimated fair value of assets acquired and liabilities assumed in the acquisition follows:

Current assets, excluding cash and cash equivalents	$138,801
Property and equipment and intangible assets	1,985,799
Total assets excluding cash and cash equivalents	$2,124,600
Liabilities assumed	953,917
Non-controlling interest	645,436
Prior investment of the Company	320,247
Purchase price (net assets acquired)	$205,000
Cash paid	$205,000

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]

However, pro forma results are not necessarily indicative of the results that would have occurred if the business combination had been in effect on the dates indicated, or which may result in the future.

2011

Net revenues	$4,840,914
Net earnings (loss)	$(1,031,135)
Net earnings (loss) per share, basic and diluted	$(0.44)